Share-based payments (Details 2)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022 ₨ / shares	Mar. 31, 2022 $ / shares	Mar. 31, 2022 yr	Mar. 31, 2021 ₨ / shares	Mar. 31, 2021 $ / shares	Mar. 31, 2021 yr	Mar. 31, 2020 ₨ / shares	Mar. 31, 2020 $ / shares	Mar. 31, 2020 yr	Mar. 31, 2019 ₨ / shares
Statement [Line Items]
Number outstanding	7,232,978	7,780,278	11,056,100			7,232,978			7,780,278			11,056,100	4,588,300
Weighted average exercise price					$ 87.82			$ 86.13			$ 70.9
Number exercisable	8,771,360	6,582,070	4,281,090			8,771,360			6,582,070			4,281,090
Weighted average exercise price | (per share)				₨ 87.82	87.82		₨ 86.13	86.13		₨ 70.9	70.9		₨ 78.84
Bottom of range [member]
Statement [Line Items]
Range of exercise price					57.66			57.66			57.66
Weighted average remaining contractual life	9 months 18 days	6 months 18 days	9 months 18 days
Top of range [member]
Statement [Line Items]
Range of exercise price					$ 230.97			$ 152.56			$ 146.23
Weighted average remaining contractual life	4 years 6 months 29 days	4 years 9 months 29 days	4 years 10 months 2 days